CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest income
Loans	$ 14,720	$ 15,622	$ 18,064
Mortgage-backed securities	290	196	204
Investment securities	3,067	3,114	3,022
Interest-earning deposits and other	357	380	399
Total interest income	18,434	19,312	21,689
Interest expense
Deposits	2,986	3,622	4,684
Borrowings	534	709	917
Total interest expense	3,520	4,331	5,601
Net interest income	14,914	14,981	16,088
Provision for losses on loans	1,024	1,443	1,280
Net interest income after provision for losses on loans	13,890	13,538	14,808
Other income
Rental	102	121	126
Gain on sale of investment securities	1,051	36
Gain (loss) on sale of real estate acquired through foreclosure	131	(82)	53
Gain on sale of loans	571	651	1,584
Loss on sale of office premises and equipment	(11)	(255)
Earnings on bank-owned life insurance	465	483	322
Gain on death benefits from life insurance			492
Service fee income	1,546	1,523	1,599
Other operating	8	224	150
Total other income	3,863	2,701	4,326
General, administrative and other expense
Employee compensation and benefits	5,885	6,217	6,361
Occupancy and equipment	1,426	1,646	1,709
Property, payroll and other taxes	1,115	1,391	1,328
Data processing	693	604	635
Legal and professional	831	810	925
Advertising	286	321	299
FDIC expense	392	446	433
Jeanie expense	383	383	361
Real estate owned loss expense	547	540	656
Core deposit intangible amortization	149	206	282
Other operating	1,623	1,822	1,572
Total general, administrative and other expense	13,330	14,386	14,561
Earnings before income taxes	4,423	1,853	4,573
Federal income taxes
Current	365	(97)	522
Deferred	979	518	696
Total federal income taxes	1,344	421	1,218
NET EARNINGS	$ 3,079	$ 1,432	$ 3,355
Earnings per share - basic and diluted (in dollars per share)	$ 0.47	$ 0.21	$ 0.45